Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 11, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth certain information regarding compensation actually paid to our Named Executive Officers during the past five fiscal years compared to certain measures of our financial performance:
	Summary Comp. Table Total for CEO			Comp. Actually Paid to CEO(3)			Average Summary Comp. Table Total for Non-CEO NEOs(4)	Average Comp. Actually Paid to Non-CEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in thousands)	Adjusted EBITDA (in millions)(7)
Year	Christopher H. Hunter(1)	Debra K. Osteen(2)		Christopher H. Hunter(1)	Debra K. Osteen(2)				TSR(5)	Peer Group TSR(6)
2025	$7,909,463	$	N/A	$1,224,145	$	N/A	$2,137,787	$(35,464)	$28	$113	$(1,091,923)	$612.1
2024	7,089,167		N/A	(241,669)		N/A	2,238,478	(19,323)	79	95	264,484	711.3
2023	7,404,606		N/A	8,352,752		N/A	3,289,184	1,079,088	155	93	(15,661)	680.4
2022	6,415,224		2,620,043	8,482,132		17,102,308	3,040,751	9,817,787	164	88	280,033	616.8
2021	N/A		9,853,107	N/A		29,812,731	3,656,112	8,870,858	121	110	195,562	559.0
(1)	Mr. Hunter was appointed Chief Executive Officer effective April 11, 2022. He departed the Company effective January 20, 2026.
(2)	Ms. Osteen retired as Chief Executive Officer effective April 11, 2022. She was appointed Chief Executive Officer again on January 20, 2026.
(3)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT Total to CAP Reconciliation:
Name	Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
Christopher H. Hunter	2025	$7,909,463	$5,712,012	$(973,306)	$1,224,145
	2024	7,089,167	5,099,925	(2,230,911)	(241,669)
	2023	7,404,606	4,749,977	5,698,123	8,352,752
	2022	6,415,224	4,500,022	6,566,930	8,482,132
Debra K. Osteen	2025	−	−	−	−
	2024	−	−	−	−
	2023	−	−	−	−
	2022	2,620,043	1,059,857	15,542,122	17,102,308
	2021	9,853,107	6,989,753	26,949,377	29,812,731
Average Non-CEO Named Executive Officers SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2025	$2,137,787	$1,338,761	$(834,490)	$(35,464)
2024	2,238,478	1,179,647	(1,078,154)	(19,323)
2023	3,289,184	2,503,492	293,396	1,079,088
2022	3,040,751	1,720,243	8,497,279	9,817,787
2021	3,656,112	1,963,594	7,178,340	8,870,858
(a)	Represents the grant date fair value of equity-based awards granted each year calculated in accordance with ASC 718.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the table below. For performance-vesting restricted stock unit awards, fair value amounts have been computed consistent with the methodology used in the Company’s Consolidated Financial Statements as of December 31, 2021, 2022, 2023, 2024 and 2025, respectively.

Equity Component of CAP:
Christopher H. Hunter
Year	Fair Value of Current Year Equity Awards at Year-End	Change in Value of Prior Years’ Awards Unvested at Year-End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2025	$3,553,417	$(3,851,556)	$(675,167)	$(973,306)
2024	2,975,019	(5,148,737)	(57,192)	(2,230,911)
2023	6,050,233	(321,521)	(30,589)	5,698,123
2022	6,566,930	−	−	6,566,930
2021	−	−	−	−
Debra K. Osteen
Year	Fair Value of Current Year Equity Awards at Year-End	Change in Value of Prior Years’ Awards Unvested at Year-End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2025	−	−	−	−
2024	−	−	−	−
2023	−	−	−	−
2022	$9,972,986	$7,341,244	$(1,772,108)	$15,542,122
2021	23,567,139	3,215,353	166,885	26,949,377
Average Non-CEO Named Executive Officers
Year	Fair Value of Current Year Equity Awards at Year-End	Change in Value of Prior Years’ Awards Unvested at Year-End	Change in Value of Prior Years’ Awards That Vested in the Year	Fair Value of Forfeited Awards at Prior Year-End	Equity Value Included in CAP
2025	$394,698	$(277,541)	$(122,328)	$(829,319)	$(834,490)
2024	679,492	(1,278,180)	(19,593)	(459,873)	(1,078,154)
2023	2,182,972	(89,974)	(255,921)	(1,543,681)	293,396
2022	5,228,345	3,399,089	(130,155)	−	8,497,279
2021	5,891,861	1,147,507	138,972	−	7,178,340
(4)	The Named Executive Officers, other than the CEO, reflected in the Pay Versus Performance table represent the following individuals for each of the years listed below
2021	2022	2023	2024	2025
David M. Duckworth	David M. Duckworth	Heather Dixon	Heather Dixon	Todd S. Young
Christopher L. Howard	Christopher L. Howard	Brian P. Farley	Brian P. Farley	Brian P. Farley
John S. Hollinsworth	John S. Hollinsworth	John S. Hollinsworth	Nasser Khan, M.D.	Nasser Khan, M.D.
Laurence L. Harrod	Laurence L. Harrod	David M. Duckworth	John S. Hollinsworth	Heather Dixon
		Laurence L. Harrod		Timothy Sides
(5)
An investment of $100 is assumed to have been made in our Common Stock as of December 31, 2020. TSR was calculated by multiplying the initial investment of $100 by the quotient of the closing price of our Common Stock on December 31, 2021, 2022, 2023, 2024 and 2025, divided by our closing price on December 31, 2020.

(6)
Reflects the cumulative TSR for the S&P Health Care Services Select Industry Index (the “S&P HC Index”). An investment of $100 is assumed to have been made in the S&P HC Index as of December 31, 2020. Peer Group TSR was calculated by multiplying the initial investment of $100 by the quotient of the closing price of the S&P HC Index on December 31, 2021, 2022, 2023, 2024 and 2025 divided by the closing price on December 31, 2020, with dividends reinvested at the time they are paid.

(7)
Reflects Adjusted EBTIDA for purposes of our compensation plans. Adjusted EBITDA is a non-GAAP financial measure and one of the core long-term metrics we use for purposes of evaluating performance for our compensation program, as further described in the section above entitled “COMPENSATION DISCUSSION AND ANALYSIS – Components of Executive Compensation − Annual Non-Equity Incentive Compensation.”

Company Selected Measure Name			Adjusted EBTIDA
Named Executive Officers, Footnote
(1)	Mr. Hunter was appointed Chief Executive Officer effective April 11, 2022. He departed the Company effective January 20, 2026.
(2)	Ms. Osteen retired as Chief Executive Officer effective April 11, 2022. She was appointed Chief Executive Officer again on January 20, 2026.
(4)	The Named Executive Officers, other than the CEO, reflected in the Pay Versus Performance table represent the following individuals for each of the years listed below
2021	2022	2023	2024	2025
David M. Duckworth	David M. Duckworth	Heather Dixon	Heather Dixon	Todd S. Young
Christopher L. Howard	Christopher L. Howard	Brian P. Farley	Brian P. Farley	Brian P. Farley
John S. Hollinsworth	John S. Hollinsworth	John S. Hollinsworth	Nasser Khan, M.D.	Nasser Khan, M.D.
Laurence L. Harrod	Laurence L. Harrod	David M. Duckworth	John S. Hollinsworth	Heather Dixon
		Laurence L. Harrod		Timothy Sides

Peer Group Issuers, Footnote
(6)
Reflects the cumulative TSR for the S&P Health Care Services Select Industry Index (the “S&P HC Index”). An investment of $100 is assumed to have been made in the S&P HC Index as of December 31, 2020. Peer Group TSR was calculated by multiplying the initial investment of $100 by the quotient of the closing price of the S&P HC Index on December 31, 2021, 2022, 2023, 2024 and 2025 divided by the closing price on December 31, 2020, with dividends reinvested at the time they are paid.

Adjustment To PEO Compensation, Footnote
(3)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT Total to CAP Reconciliation:
Name	Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
Christopher H. Hunter	2025	$7,909,463	$5,712,012	$(973,306)	$1,224,145
	2024	7,089,167	5,099,925	(2,230,911)	(241,669)
	2023	7,404,606	4,749,977	5,698,123	8,352,752
	2022	6,415,224	4,500,022	6,566,930	8,482,132
Debra K. Osteen	2025	−	−	−	−
	2024	−	−	−	−
	2023	−	−	−	−
	2022	2,620,043	1,059,857	15,542,122	17,102,308
	2021	9,853,107	6,989,753	26,949,377	29,812,731
(a)	Represents the grant date fair value of equity-based awards granted each year calculated in accordance with ASC 718.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the table below. For performance-vesting restricted stock unit awards, fair value amounts have been computed consistent with the methodology used in the Company’s Consolidated Financial Statements as of December 31, 2021, 2022, 2023, 2024 and 2025, respectively.

Equity Component of CAP:
Christopher H. Hunter
Year	Fair Value of Current Year Equity Awards at Year-End	Change in Value of Prior Years’ Awards Unvested at Year-End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2025	$3,553,417	$(3,851,556)	$(675,167)	$(973,306)
2024	2,975,019	(5,148,737)	(57,192)	(2,230,911)
2023	6,050,233	(321,521)	(30,589)	5,698,123
2022	6,566,930	−	−	6,566,930
2021	−	−	−	−
Debra K. Osteen
Year	Fair Value of Current Year Equity Awards at Year-End	Change in Value of Prior Years’ Awards Unvested at Year-End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2025	−	−	−	−
2024	−	−	−	−
2023	−	−	−	−
2022	$9,972,986	$7,341,244	$(1,772,108)	$15,542,122
2021	23,567,139	3,215,353	166,885	26,949,377

Non-PEO NEO Average Total Compensation Amount			$ 2,137,787	$ 2,238,478	$ 3,289,184	$ 3,040,751	$ 3,656,112
Non-PEO NEO Average Compensation Actually Paid Amount			$ (35,464)	(19,323)	1,079,088	9,817,787	8,870,858
Adjustment to Non-PEO NEO Compensation Footnote
(3)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
Average Non-CEO Named Executive Officers SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2025	$2,137,787	$1,338,761	$(834,490)	$(35,464)
2024	2,238,478	1,179,647	(1,078,154)	(19,323)
2023	3,289,184	2,503,492	293,396	1,079,088
2022	3,040,751	1,720,243	8,497,279	9,817,787
2021	3,656,112	1,963,594	7,178,340	8,870,858
(a)	Represents the grant date fair value of equity-based awards granted each year calculated in accordance with ASC 718.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the table below. For performance-vesting restricted stock unit awards, fair value amounts have been computed consistent with the methodology used in the Company’s Consolidated Financial Statements as of December 31, 2021, 2022, 2023, 2024 and 2025, respectively.

Equity Component of CAP:
Average Non-CEO Named Executive Officers
Year	Fair Value of Current Year Equity Awards at Year-End	Change in Value of Prior Years’ Awards Unvested at Year-End	Change in Value of Prior Years’ Awards That Vested in the Year	Fair Value of Forfeited Awards at Prior Year-End	Equity Value Included in CAP
2025	$394,698	$(277,541)	$(122,328)	$(829,319)	$(834,490)
2024	679,492	(1,278,180)	(19,593)	(459,873)	(1,078,154)
2023	2,182,972	(89,974)	(255,921)	(1,543,681)	293,396
2022	5,228,345	3,399,089	(130,155)	−	8,497,279
2021	5,891,861	1,147,507	138,972	−	7,178,340

Compensation Actually Paid vs. Total Shareholder Return
Comparison of Compensation Actually Paid and Company TSR
The following graph reflects the relationship between our CEO and average non-CEO Named Executive Officer “compensation actually paid” versus our cumulative TSR, assuming an initial fixed investment of $100 on December 31, 2020, for the years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income
Comparison of Compensation Actually Paid and Net Income
The following graph reflects the relationship between our CEO and average non-CEO Named Executive Officer “compensation actually paid” and our net income for the years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Company Selected Measure
Comparison of Compensation Actually Paid and Adjusted EBITDA
The following graph reflects the relationship between our CEO and average non-CEO Named Executive Officer “compensation actually paid” and our Adjusted EBITDA for the years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Total Shareholder Return Vs Peer Group			Comparison of Company TSR and Peer Group TSR The following graph reflects the relationship between our TSR and the TSR of the peer group presented for this purpose, the S&P HC Index.
Tabular List, Table
Financial Performance Measures
As further described in the section above entitled “COMPENSATION DISCUSSION AND ANALYSIS – Components of Executive Compensation,” the Company’s executive compensation program is heavily weighted to performance-based pay, with a significant emphasis on long-term performance and stockholder value creation. The Company primarily uses two core financial metrics across its long-term and short-term incentive awards: Adjusted EBITDA and revenue. The Company uses Adjusted EBITDA and revenue to determine annual cash incentive awards and used Adjusted EBITDA to determine performance-based equity awards because they are important measures of our performance and the performance of our management, they drive our success and growth and they are key criteria by which management plans and analyzes our business. In addition, the Company uses certain non-financial measures to determine annual cash incentive awards and performance-based equity awards in order to incentivize and align achievement for certain key qualitative metrics. Therefore, the most important financial performance measures (and only financial measures used in current plans/awards) used by the Company to link compensation actually paid to the Company’s Named Executive Officers, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Adjusted EBITDA
•	Revenue

Total Shareholder Return Amount			$ 28	79	155	164	121
Peer Group Total Shareholder Return Amount			$ 113	$ 95	$ 93	$ 88	$ 110
Company Selected Measure Amount			612,100,000	711,300,000	680,400,000	616,800,000	559,000,000
PEO Name	Ms. Osteen	Mr. Hunter	Mr. Hunter	Mr. Hunter	Mr. Hunter		Ms. Osteen
Equity Awards Adjustments, Footnote
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the table below. For performance-vesting restricted stock unit awards, fair value amounts have been computed consistent with the methodology used in the Company’s Consolidated Financial Statements as of December 31, 2021, 2022, 2023, 2024 and 2025, respectively.

Equity Component of CAP:
Christopher H. Hunter
Year	Fair Value of Current Year Equity Awards at Year-End	Change in Value of Prior Years’ Awards Unvested at Year-End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2025	$3,553,417	$(3,851,556)	$(675,167)	$(973,306)
2024	2,975,019	(5,148,737)	(57,192)	(2,230,911)
2023	6,050,233	(321,521)	(30,589)	5,698,123
2022	6,566,930	−	−	6,566,930
2021	−	−	−	−
Debra K. Osteen
Year	Fair Value of Current Year Equity Awards at Year-End	Change in Value of Prior Years’ Awards Unvested at Year-End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2025	−	−	−	−
2024	−	−	−	−
2023	−	−	−	−
2022	$9,972,986	$7,341,244	$(1,772,108)	$15,542,122
2021	23,567,139	3,215,353	166,885	26,949,377
Average Non-CEO Named Executive Officers
Year	Fair Value of Current Year Equity Awards at Year-End	Change in Value of Prior Years’ Awards Unvested at Year-End	Change in Value of Prior Years’ Awards That Vested in the Year	Fair Value of Forfeited Awards at Prior Year-End	Equity Value Included in CAP
2025	$394,698	$(277,541)	$(122,328)	$(829,319)	$(834,490)
2024	679,492	(1,278,180)	(19,593)	(459,873)	(1,078,154)
2023	2,182,972	(89,974)	(255,921)	(1,543,681)	293,396
2022	5,228,345	3,399,089	(130,155)	−	8,497,279
2021	5,891,861	1,147,507	138,972	−	7,178,340

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (1,091,923,000)	$ 264,484,000	$ (15,661,000)	$ 280,033,000	$ 195,562,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(7)
Reflects Adjusted EBTIDA for purposes of our compensation plans. Adjusted EBITDA is a non-GAAP financial measure and one of the core long-term metrics we use for purposes of evaluating performance for our compensation program, as further described in the section above entitled “COMPENSATION DISCUSSION AND ANALYSIS – Components of Executive Compensation − Annual Non-Equity Incentive Compensation.”

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Christopher H. Hunter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,909,463	7,089,167	7,404,606	6,415,224
PEO Actually Paid Compensation Amount			1,224,145	(241,669)	8,352,752	8,482,132
Debra K. Osteen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	2,620,043	9,853,107
PEO Actually Paid Compensation Amount			0	0	0	17,102,308	29,812,731
PEO | Christopher H. Hunter [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,712,012)	(5,099,925)	(4,749,977)	(4,500,022)
PEO | Christopher H. Hunter [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(973,306)	(2,230,911)	5,698,123	6,566,930	0
PEO | Christopher H. Hunter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,553,417	2,975,019	6,050,233	6,566,930	0
PEO | Christopher H. Hunter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,851,556)	(5,148,737)	(321,521)	0	0
PEO | Christopher H. Hunter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(675,167)	(57,192)	(30,589)	0	0
PEO | Debra K. Osteen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(1,059,857)	(6,989,753)
PEO | Debra K. Osteen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	15,542,122	26,949,377
PEO | Debra K. Osteen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	9,972,986	23,567,139
PEO | Debra K. Osteen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	7,341,244	3,215,353
PEO | Debra K. Osteen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(1,772,108)	166,885
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,338,761)	(1,179,647)	(2,503,492)	(1,720,243)	(1,963,594)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(834,490)	(1,078,154)	293,396	8,497,279	7,178,340
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			394,698	679,492	2,182,972	5,228,345	5,891,861
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(277,541)	(1,278,180)	(89,974)	3,399,089	1,147,507
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(122,328)	(19,593)	(255,921)	(130,155)	138,972
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (829,319)	$ (459,873)	$ (1,543,681)	$ 0	$ 0